ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

October 31, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information for the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and the ALPS | O’Shares Europe Quality Dividend ETF with respect to the Registrant, effective October 31, 2022, do not differ from those filed in the Post-Effective Amendment No. 319 on October 28, 2022, which was filed electronically.

Sincerely,

/s/Michael Lawlor
Michael Lawlor, Esq.

cc:	Adam T. Teufel, Esq.
Dechert LLP